Issue of shares on a private placement basis to the existing promoter group	12 Months Ended
Mar. 31, 2024
Disclosure Of Issued Capital Explanatory [Abstract]
Disclosure of issued capital [text block]
35.	Issue of shares on a private placement basis to the existing promoter group

On August 4, 2010, the Board of Directors of the Group proposed the issuance, in a private placement, of up to an aggregate of 12,50,00,000 of the company’s equity shares, par value ₹10 per share (“Equity shares”), for an aggregate purchase price of ₹ 40,000, to a group of investors affiliated with the Group’s promoter, including entities affiliated with Mr
.
Raju Vegesna, the Group’s Chairman and Managing Director and Mr
.
Ananda Raju Vegesna, Executive Director and brother of Mr Raju Vegesna (the “Offering”). The company’s shareholders approved the terms of the Offering at the Company’s Annual General Meeting held on September 27, 2010.

On October 22, 2010, the
C
ompany entered into a Subscription Agreement with Mr
.
Ananda Raju Vegesna, acting as representative of the acquirers in connection with the offering. Accordingly, the company issued 12,50,00,000 equity shares to Raju Vegesna Infotech and Industries Private Limited, a company affiliated with the promoter group on October 30, 2010.  The above shares were subsequently transferred by Raju Vegesna Infotech & Industries Private Limited to Ramanand Core Investment Company Private Limited.

On August 14, 2011, the Company received a letter from RVIIPL expressing its intention to transfer the above partly paid shares to its wholly owned subsidiary M/s Ramanand Core Investment Company Private limited (“RCICPL”). The Company, on August 26, 2011, registered such transfer of partly paid shares in the name of RCICPL.

On September 7, 2011, the parties entered into an amendment to the Subscription Agreement (the “Amendment”) extending the validity of the agreement period to September 26, 2013. This Amendment provides the Board of Directors of the Company with additional time to call upon the purchasers to pay the balance money, in accordance with the terms of the Subscription Agreement.

During the year ended March 31, 2019, the Company has called–up and received a sum of ₹ 10 per share and hence the shares have become fully paid up.

As of March 31, 2024, entities affiliated with our CEO, Chairman and Managing Director, Raju Vegesna, beneficially owned approximately 84.03% of our outstanding equity shares.